Share Capital - Option Fair Value Assumptions (Details)	9 Months Ended
	Sep. 30, 2025 yr $ / shares	Sep. 30, 2024 yr $ / shares
Share Capital
Expected stock price volatility	106.00%	88.00%
Risk-free interest rate	4.00%	2.89%
Expected life of options | yr	5	5
Stock price on date of grant | $ / shares	$ 1.54	$ 1.28